Offerings - Offering: 1	Nov. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	19.91
Maximum Aggregate Offering Price	$ 298,650,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,723.32
Offering Note
(1)
These shares may be represented by the American Depositary Shares (“ADSs”) of Legend Biotech Corporation (the “Registrant”). Each ADS represents two Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to the separate Registration Statement on Form
F-6
(File
No. 333-238581).

(2)
Represents ordinary shares, par value US$0.0001 per share (the “Ordinary Shares”), of the Registrant that became available for issuance under the Amended and Restated 2020 Restricted Shares Plan (the “RSU Plan”), effective as of October 21, 2024. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable under the RSU Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding Ordinary Shares.

(3)
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s ADSs as quoted on the Nasdaq Global Select Market on November 8, 2024.